Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 7,131	$ 14,101
Less current portion	3,468	7,127
Noncurrent portion of capital leases	$ 3,663	$ 6,974